Note 31 - Non-cash Items (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about non-cash items [text block]
	2018	2017	2016
Acquisition of investments payables	–	–	208.7
Cash financing cost other than interests	(142.2)	42.3	37.7
PERT 2017	–	199.7	–
Fair value of options granted on subsidiary	(166.8)	221.8	205.1
Exchange transaction of shareholdings	36.5	–	–
Effect of application of IAS 29 (hyperinflation)	32.9	–	–
Others	0.8	–	–